Depreciation, Amortization, and Impairment - Schedule of Depreciation and Amortization Expenses (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [abstract]
Amortization of intangible assets	$ (54,716)	$ (55,791)	$ (21,826)
Depreciation of property, plant and equipment	(18,920)	(18,608)	(74,625)
Depreciation of assets for rights to use of assets	(22,551)	(27,184)	(29,993)
Totals	$ (96,187)	$ (101,583)	$ (126,444)